LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
NOTE 7—LONG-TERM DEBT, NET
Long-term debt, net consists of:

	December 31,
	2020	2019

	(In thousands)
Credit Facility due February 13, 2025	$—	$—
Term Loan due February 13, 2027	425,000	425,000
6.375% Senior Notes (the “6.375% Senior Notes”)	—	400,000
5.00% Senior Notes due December 15, 2027 (the “5.00% Senior Notes”); interest payable each June 15 and December 15	450,000	450,000
4.625% Senior Notes due June 1, 2028 (the “4.625% Senior Notes”); interest payable each June 1 and December 1	500,000	—
5.625% Senior Notes due February 15, 2029 (the “5.625% Senior Notes”); interest payable each February 15 and August 15	350,000	350,000
4.125% Senior Notes due August 1, 2030 (the “4.125% Senior Notes”); interest payable each February 1 and August 1	500,000	—
0.875% Exchangeable Senior Notes due October 1, 2022 (the “2022 Exchangeable Notes”); interest payable each April 1 and October 1	517,500	517,500
0.875% Exchangeable Senior Notes due June 15, 2026 (the “2026 Exchangeable Notes”); interest payable each June 15 and December 15	575,000	575,000
2.00% Exchangeable Senior Notes due January 15, 2030 (the “2030 Exchangeable Notes”); interest payable each January 15 and July 15	575,000	575,000
Total long-term debt	3,892,500	3,292,500
Less: Unamortized original issue discount	6,029	6,283
Less: Unamortized debt issuance costs	45,541	46,201
Total long-term debt, net	$3,840,930	$3,240,016
Term Loan and Credit Facility
In connection with the Separation, Former Match Group was merged into and with MG Holdings II. MG Holdings II replaced Former Match Group as borrower under the Credit Agreement and assumed its obligations thereunder and under the Term Loan and Credit Facility, as successor to Former Match Group.
MG Holdings II, an indirect wholly-owned subsidiary of the Company, entered into the Term Loan under a credit agreement (the “Credit Agreement”) on November 16, 2015. On February 13, 2020, the Term Loan was amended to reprice the outstanding balance to LIBOR plus 1.75% and extend its maturity from November 16, 2022 to February 13, 2027. Additionally, the amendment provided for a benchmark replacement should the LIBOR rate not be available in the future. The rate used would be agreed to between the administrative agent and the Company and may be based upon a secured overnight financing rate at the Federal Reserve Bank of New York. Additional information about the benchmark replacement can be found in Amendment No. 6 to the Credit Agreement. At both December 31, 2020 and December 31, 2019, the outstanding balance on the Term Loan was $425 million and the interest rate of the Term Loan was 1.96% and 4.44% as of those dates, respectively. Interest payments are due at least quarterly through the term of the loan. The Term Loan provides for annual principal payments as part of an excess cash flow sweep provision, the amount of which, if any, is governed by the secured net leverage ratio contained in the Credit Agreement.
On February 13, 2020, the Credit Facility was amended to, among other things, increase the available borrowing capacity from $500 million to $750 million, reduce interest rate margins by 0.125%, and extend its maturity to February 13, 2025. At December 31, 2020 and December 31, 2019, there were no outstanding borrowings under the Credit Facility. At December 31, 2020, there were letters of credit of $0.2 million outstanding. At December 31, 2020, we had $749.8 million available under the Credit Facility. No letters of credit were outstanding at December 31, 2019. The annual commitment fee on undrawn funds, which was 25 basis points as of December 31, 2020, is based on the current leverage ratio. Borrowings under the Credit Facility bear interest, at MG Holdings II’s option, at a base rate or LIBOR, in each case plus an applicable margin, based on MG Holdings II’s consolidated net leverage ratio. The terms of the Credit Facility require MG Holdings II to maintain a consolidated net leverage ratio of not more than 5.0 to 1.0.
The Credit Facility and Term Loan contain covenants that would limit the ability of MG Holdings II to pay dividends, make distributions, or repurchase MG Holdings II’s stock in the event MG Holdings II’s secured net leverage ratio exceeds 2.0 to 1.0, while the Term Loan remains outstanding and, thereafter, if MG Holdings II’s consolidated net leverage ratio exceeds 4.0 to 1.0, or in the event a default has occurred. There are additional covenants under these debt agreements that limit the ability of MG Holdings II and its subsidiaries to, among other things, incur indebtedness, pay dividends or make distributions. Obligations under the Credit Facility and Term Loan are unconditionally guaranteed by certain MG Holdings II wholly-owned domestic subsidiaries and are also secured by the stock of certain MG Holdings II domestic and foreign subsidiaries. The Term Loan and outstanding borrowings, if any, under the Credit Facility rank equally with each other, and have priority over the Senior Notes to the extent of the value of the assets securing the borrowings under the Credit Agreement.
Senior Notes
In connection with the Separation on June 30, 2020, MG Holdings II replaced the Former Match Group as issuer of each of the Senior Notes and assumed its obligations thereunder and under the indentures governing each of the Senior Notes, respectively, as successor to Former Match Group.
The 4.625% Senior Notes were issued on May 19, 2020. The proceeds from these notes were used to redeem the outstanding 6.375% Senior Notes, to pay expenses associated with the offering, and for general corporate purposes. At any time prior to June 1, 2023, these notes may be redeemed at a redemption price equal to the sum of the principal amount, plus accrued and unpaid interest and a make-whole premium set forth in the indenture governing the notes. Thereafter, these notes may be redeemed at redemption prices set forth in the indenture governing the notes, together with accrued and unpaid interest to the applicable redemption date, if redeemed during the twelve-month period beginning on June 1 of the years indicated below:

Beginning June 1,	Percentage
2023	102.313%
2024	101.156%
2025 and thereafter	100.000%
The 4.125% Senior Notes were issued on February 11, 2020. The proceeds from these notes were used to fund a portion of the $3.00 per common share of Former Match Group that was payable in connection with the Separation. At any time prior to May 1, 2025, these notes may be redeemed at a redemption price equal to the sum of the principal amount, plus accrued and unpaid interest and a make-whole premium set forth in the indenture governing the notes. Thereafter, these notes may be redeemed at redemption prices set forth in the indenture governing the notes, together with accrued and unpaid interest to the applicable redemption date, if redeemed during the twelve-month period beginning on May 1 of the years indicated below:

Beginning May 1,	Percentage
2025	102.063%
2026	101.375%
2027	100.688%
2028 and thereafter	100.000%
The 5.625% Senior Notes were issued on February 15, 2019. The proceeds from these notes were used to repay outstanding borrowings under the Credit Facility, to pay expenses associated with the offering, and for general corporate purposes. At any time prior to February 15, 2024, these notes may be redeemed at a redemption price equal to the sum of the principal amount, plus accrued and unpaid interest and a make-whole premium set forth in the indenture governing the notes. Thereafter, these notes may be redeemed at redemption prices set forth below, together with accrued and unpaid interest to the applicable redemption date, if redeemed during the twelve-month period beginning on February 15 of the years indicated below:

Beginning February 15,	Percentage
2024	102.813%
2025	101.875%
2026	100.938%
2027 and thereafter	100.000%
The 5.00% Senior Notes were issued on December 4, 2017. The proceeds, along with cash on hand, were used to redeem then outstanding senior notes and pay the related call premium. At any time prior to December 15, 2022, these notes may be redeemed at a redemption price equal to the sum of the principal amount, plus accrued and unpaid interest and a make-whole premium set forth in the indenture governing the notes. Thereafter, these notes may be redeemed at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Beginning December 15,	Percentage
2022	102.500%
2023	101.667%
2024	100.833%
2025 and thereafter	100.000%
The 6.375% Senior Notes were redeemed on June 11, 2020 with proceeds from the 4.625% Senior Notes. The related call premium of $12.8 million and $2.9 million of unamortized original issue discount and debt issuance costs related to the 6.375% Senior Notes are included in “Other (expense) income, net” in the consolidated statement of operations for the year ended December 31, 2020.
The indentures governing the 5.00% Senior Note contain covenants that would limit MG Holdings II’s ability to pay dividends or to make distributions and repurchase or redeem MG Holdings II’s stock in the event a default has occurred or MG Holdings II’s consolidated leverage ratio (as defined in the indentures) exceeds 5.0 to 1.0. At December 31, 2020, there were no limitations pursuant thereto. There are additional covenants in those indentures that limit the ability of MG Holdings II and its subsidiaries to, among other things, (i) incur indebtedness, make investments, or sell assets in the event MG Holdings II is not in compliance with certain financial ratios set forth therein, and (ii) incur liens, enter into agreements restricting the ability of MG Holdings II’s subsidiaries to pay dividends, enter into transactions with affiliates and consolidate, merge or sell substantially all of their assets. The indentures governing the 4.125%, 4.625%, and 5.625% Senior Notes are less restrictive than the indentures governing the 5.00% Senior Notes and generally only limit MG Holdings II’s and its subsidiaries’ ability to, among other things, create liens on assets, and our ability to consolidate, merge, sell or otherwise dispose of all or substantially all of our assets.
The Senior Notes all rank equally in right of payment.
Exchangeable Notes
During 2017, Match Group FinanceCo, Inc., a direct, wholly-owned subsidiary of the Company, issued $517.5 million aggregate principal amount of its 2022 Exchangeable Notes. During 2019, Match Group FinanceCo 2, Inc. and Match Group FinanceCo 3, Inc., direct, wholly-owned subsidiaries of the Company, issued
$575.0 million aggregate principal amount of its 2026 Exchangeable Notes and $575.0 million aggregate principal amount of its 2030 Exchangeable Notes, respectively.
The 2022, 2026, and 2030 Exchangeable Notes (collectively the “Exchangeable Notes”) are guaranteed by the Company but are not guaranteed by MG Holdings II or any of its subsidiaries.
Following the Separation, the number of shares of the Company’s common stock into which each $1,000 of principal of the Exchangeable Notes is exchangeable and the approximate equivalent exchange price per share were adjusted under the terms of each of the respective Exchangeable Notes to reflect the conversion of each from Former IAC amounts to Match Group amounts. The following table presents details of the exchangeable features under the amended Match Group terms:

	Number of shares of the Company’s Common Stock into which each $1,000 of Principal of the Exchangeable Notes is Exchangeable(a)	Approximate Equivalent Exchange Price per Share(a)	Exchangeable Date
2022 Exchangeable Notes	22.7331	$43.99	July 1, 2022
2026 Exchangeable Notes	11.4259	$87.52	March 15, 2026
2030 Exchangeable Notes	11.8739	$84.22	October 15, 2029
______________________
(a)Subject to adjustment upon the occurrence of specified events.
The Exchangeable Notes are exchangeable under the following circumstances:
(1) during any calendar quarter (and only during such calendar quarter), if the last reported sale price of the Company's common stock for at least 20 trading days during the period of 30 consecutive trading days during the immediately preceding calendar quarter is greater than or equal to 130% of the exchange price on each applicable trading day;
(2) during the five-business day period after any five-consecutive trading day period in which the trading price per $1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the Company's common stock and the exchange rate on each such trading day;
(3) if the issuer calls the notes for redemption, at any time prior to the close of business on the scheduled trading day immediately preceding the redemption date; or
(4) upon the occurrence of specified corporate events as further described under the indentures governing the respective Exchangeable Notes.
On or after the respective exchangeable dates noted in the table above, until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may exchange all or any portion of their Exchangeable Notes regardless of the foregoing conditions. Upon exchange, the Company, in its sole discretion, has the option to settle the Exchangeable Notes with any of the three following alternatives: (1) shares of the Company’s common stock, (2) cash or (3) a combination of cash and shares of the Company's common stock. It is the Company’s intention to settle the Exchangeable Notes with cash equal to the face amount of the notes upon exchange. Any dilution arising from the 2022, 2026, and 2030 Exchangeable Notes would be mitigated by the 2022, 2026, and 2030 Exchangeable Notes Hedges, respectively.
The Company’s 2022, 2026, and 2030 Exchangeable Notes were exchangeable as of December 31, 2020; during the three and twelve months ended December 31, 2020, no notes were exchanged.
The following table presents the if-converted value that exceeded the principal of each note based on the Company’s stock price December 31, 2020 and December 31, 2019, respectively. The amounts for December 31, 2020 represent the exchange occurring under the Match Group terms and for December 31, 2019 represent the exchange occurring under Former IAC terms.

	December 31, 2020	December 31, 2019

	(In millions)
2022 Exchangeable Notes	$1,261.2	$329.6
2026 Exchangeable Notes	$418.3	N/A
2030 Exchangeable Notes	$457.2	N/A
Additionally, each of Match Group FinanceCo 2, Inc. and Match Group FinanceCo 3, Inc. may redeem for cash all or any portion of its applicable notes, at its option, on or after June 20, 2023 and July 20, 2026, respectively, if the last reported sale price of the common stock underlying the respective notes has been at least 130% of the exchange price then in effect for at least 20 trading days (whether or not consecutive), including at least one of the five trading days immediately preceding the date on which the notice of redemption is provided, during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which the applicable issuer provides notice of redemption, at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.
The Company separately accounts for the debt and equity components of the Exchangeable Notes, and therefore, the Company recorded an original issue discount and corresponding increase to additional paid-in capital, which is the fair value attributed to the exchange feature of each series of debt at issuance. The Company is amortizing the original issue discount and debt issuance costs utilizing the effective interest method over the life of the Exchangeable Notes. The effective interest rates for the 2022, 2026, and 2030 Exchangeable Notes are 1.6%, 1.2%, and 2.2%, respectively.
The following tables sets forth the components of the Exchangeable Notes:

	December 31, 2020
	2022 Exchangeable Notes	2026 Exchangeable Notes	2030 Exchangeable Notes

	(In thousands)
Liability component:
Principal	$517,500	$575,000	$575,000
Less: unamortized debt issuance costs	6,511	8,700	9,627
Net carrying value included in long-term debt, net	$510,989	$566,300	$565,373

	December 31, 2019
	2022 Exchangeable Notes	2026 Exchangeable Notes	2030 Exchangeable Notes

	(In thousands)
Liability component:
Principal	$517,500	$575,000	$575,000
Less: unamortized debt issuance costs	10,157	10,232	10,577
Net carrying value included in long-term debt, net	$507,343	$564,768	$564,423
The following table sets forth interest expense recognized related to the Exchangeable Notes:

	Year Ended December 31, 2020
	2022 Exchangeable Notes	2026 Exchangeable Notes	2030 Exchangeable Notes

	(In thousands)
Contractual interest expense	$4,528	$5,031	$11,500
Amortization of debt issuance costs	3,646	1,533	950
Total interest expense recognized	$8,174	$6,564	$12,450

	Year Ended December 31, 2019
	2022 Exchangeable Notes	2026 Exchangeable Notes	2030 Exchangeable Notes

	(In thousands)
Contractual interest expense	$4,528	$2,963	$6,772
Amortization of debt issuance costs	3,578	897	550
Total interest expense recognized	$8,106	$3,860	$7,322

Year Ended December 31, 2018
2022 Exchangeable Notes

(In thousands)
Contractual interest expense	$4,528
Amortization of debt issuance costs	3,509
Total interest expense recognized	$8,037
Exchangeable Notes Hedge and Warrants
In connection with the Exchangeable Notes offerings, the Company purchased call options allowing the Company to purchase initially (subject to adjustment upon the occurrence of specified events) the same number of shares that would be issuable upon the exchange of the applicable Exchangeable Notes at the price per share set forth below (the “Exchangeable Notes Hedge”), and sold warrants allowing the counterparty to purchase (subject to adjustment upon the occurrence of specified events) shares at the per share price set forth below (the “Exchangeable Notes Warrants”).
The Exchangeable Notes Hedges are expected to reduce the potential dilutive effect on the Company’s common stock upon any exchange of notes and/or offset any cash payment Match Group FinanceCo, Inc., Match Group FinanceCo 2, Inc. or Match Group FinanceCo 3, Inc. is required to make in excess of the principal amount of the exchanged notes. The Exchangeable Notes Warrants have a dilutive effect on the Company’s common stock to the extent that the market price per share of the Company common stock exceeds their respective strike prices.
Following the Separation, the number of shares and the approximate equivalent exchange price per share for the related Exchangeable Notes Hedge were adjusted to reflect the conversion from Former IAC to Match Group. The Exchangeable Notes Warrants also had adjustments in the number of shares and strike price per share to reflect the conversion from Former IAC to Match Group. The following tables present details of the
Exchangeable Notes Hedges and Warrants under the amended Match Group terms:

	Number of Shares(a)	Approximate Equivalent Exchange Price per Share(a)

	(Shares in millions)
2022 Exchangeable Notes Hedge	11.8	$43.99
2026 Exchangeable Notes Hedge	6.6	$87.52
2030 Exchangeable Notes Hedge	6.8	$84.22

	Number of Shares(a)	Weighted Average Strike Price per Share(a)

	(Shares in millions)
2022 Exchangeable Notes Warrants	11.8	$68.22
2026 Exchangeable Notes Warrants	6.6	$134.76
2030 Exchangeable Notes Warrants	6.8	$134.82
______________________
(a)Subject to adjustment upon the occurrence of specified events.
Long-term debt maturities

Years Ending December 31,	(In thousands)
2022	$517,500
2026	575,000
2027	875,000
2028	500,000
2029	350,000
2030	1,075,000
Total	3,892,500
Less: Unamortized original issue discount	6,029
Less: Unamortized debt issuance costs	45,541
Total long-term debt, net	$3,840,930